Net Income (Loss) Per Share	6 Months Ended
Sep. 30, 2024
Net Income (Loss) Per Share
12. Net Income (Loss) Per Share
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the three and six months ended September 30, 2024 and 2023 is presented below:

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) Per Common Share:
Numerator:
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$(113.4)	$15.2	$(156.8)	$(5.3)
Accretion of redeemable noncontrolling interest	(0.3)	—	(0.6)	—

Net income (loss) attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(113.7)	$15.2	$(157.4)	$(5.3)

Denominator:
Weighted average common shares outstanding	288.7	253.4	280.6	253.4

Basic and diluted net income (loss) per common share	$(0.39)	$0.06	$(0.56)	$(0.02)

For periods prior to the Separation, basic net income (loss) per share and diluted net loss per share was calculated based on the 253.4 million shares issued to Lionsgate at the closing of the Business Combination.
Additionally, for the three and six months ended September 30, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net income (loss) per common share because they are contingently issuable upon certain vesting criteria that have no
t been met as of the reporting period.

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—	2.2	—